INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 7,570	$ 10,333
Cash flows
Proceeds from borrowings, net of fees paid	[1]	194	2,087	$ 2,081	[2]
Repayment of debt		(1,098)	(1,619)	(1,977)	[2]
Repayment of debt		(1,111)
Interest paid		(489)	(489)
Non-cash movements
Interest and fee accruals		467	464
Lease additions, disposals, impairment and modifications		601	583
Held for sale			(2,144)
Foreign currency translation		(353)	(571)
Reclassification related to bank loans and bonds *		(2,064)	(1,064)
Other non-cash movements		(53)	(10)
Liabilities arising from financing activities at end of period		4,762	7,570	10,333
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		6,764	7,666
Cash flows
Proceeds from borrowings, net of fees paid		194	2,087
Repayment of debt			(1,479)
Repayment of debt		(964)
Interest paid		(370)	(419)
Non-cash movements
Interest and fee accruals		355	400
Lease additions, disposals, impairment and modifications		171	0
Held for sale			(10)
Foreign currency translation		(276)	(416)
Reclassification related to bank loans and bonds *		(2,064)	(1,064)
Other non-cash movements		(25)	(1)
Liabilities arising from financing activities at end of period		3,785	6,764	7,666
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		806	2,667
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt			(140)
Repayment of debt		(147)
Interest paid		(119)	(70)
Non-cash movements
Interest and fee accruals		112	64
Lease additions, disposals, impairment and modifications		430	583
Held for sale			(2,134)
Foreign currency translation		(77)	(155)
Reclassification related to bank loans and bonds *		0	0
Other non-cash movements		(28)	(9)
Liabilities arising from financing activities at end of period		$ 977	$ 806	$ 2,667

[1]	** Fees paid in 2023 for borrowings were US$18 (2022: US$11, 2021: US$32).
[2]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).